Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

12 - RELATED PARTY TRANSACTIONS

Lease Agreements

On March 1, 2014, Private Veea entered into a sublease agreement with NLabs Inc., an affiliate of the Company’s CEO that held approximately 33% of the Company’s outstanding capital stock at December 31, 2024, for office space for an initial term of five years. In 2018, Private Veea renewed the sublease for an additional five-year term, with all other terms and conditions of the sublease remaining the same. The renewal term expired February 28, 2024, and was subsequently extended to December 31, 2025. Rent for the office space is accrued and not paid in cash. The Company recognized rent expense of $61,200 for each of the three months ended March 31, 2025 and 2024, which was classified as general and administrative expenses in the Company’s condensed consolidated statements of operations and comprehensive income (loss). Accrued and unpaid rent expense included in the Company’s condensed consolidated balance sheets was $1,774,800 as of March 31, 2025 and $1,713,600 as of December 31, 2024.

In April 2017, Private Veea entered into a lease agreement with 83rd Street LLC to lease office space for an initial term of two years. The sole member of 83rd Street LLC is the Salmasi 2004 Trust. At December 31, 2024, the Salmasi 2004 Trust held approximately 8% of Veea’s outstanding capital stock. Veea’s CEO is the grantor of the Salmasi 2004 Trust.  In 2018, Private Veea renewed the lease for an additional five-year term, with all other terms and conditions of the lease remaining the same. The renewal term expired February 28, 2024, and was subsequently extended to December 31, 2025. Rent for the office space is accrued and not paid in cash. The Company recognized rent expense of $72,000 for each of the three months ended March 31, 2025, which is classified as general and administrative expenses in the Company’s condensed consolidated statements of operations and comprehensive income (loss). Accrued and unpaid rent expense included in the Company’s condensed consolidated balance sheets was $2,016,000 and $1,944,000 as of March 31, 2025 and December 31, 2024, respectively.

Related Party Debt

In 2021 and 2022, NLabs made loans to the Company evidenced by promissory notes aggregating $9,500,000 (the “Bridge Notes”). The Bridge Notes bore interest on the outstanding principal at a rate of 10% per annum, calculated on the basis of a 365-day year. The original maturity date of the Bridge Notes was December 31, 2022, which was extended to December 31, 2023, which was subsequently extended to September 30, 2024. The Company accounted for the extension as a modification of the Bridge Notes. The unpaid principal amount and accrued unpaid interest on the Bridge Notes was due and payable upon the date of the first to occur of (i) the maturity date and (ii) the consummation of a debt or equity financing transaction with an unrelated third party. Interest expense for the three months ended March 31, 2024 was $237,500.

In 2022 and 2023, NLabs made loans to the Company evidenced by promissory notes in the aggregate principal amount of $3,098,000 (the “Promissory Notes” and collectively with the Bridge Notes, the “Related Party Notes”). The Promissory Notes bore interest on the outstanding principal amount at a rate of 10% per annum, calculated on the basis of a 365-day year. The unpaid principal amount and accrued interest on the Promissory Notes was due and payable upon the earlier of demand and December 31, 2023, which was subsequently extended to September 30, 2024. Interest expense for the three months ended March 31, 2024 was $57,963.

At the Closing in September 2024, the Related Party Notes were converted into shares of Common Stock at a price of $5.00 per share, which shares were not considered Existing Veea Shares and were in addition to the shares of Common Stock issued to holders of Existing Veea Shares. Thus, there was no interest expense recorded for the three months ended March 31, 2025, for the Related Party Notes. See Note 4 for further information regarding the conversion of the Related Party Notes.

During the three months ended March 31, 2025, NLabs made loans to the Company in the aggregate amount of $485,000 (the “March NLabs Notes”). Interest on the loans accrue at a rate of 10% per annum, calculated on the basis of a 365-day year. Principal and accrued interest is payable on the earlier of demand or June 30, 2025. In April 2025, NLabs made additional loans in the aggregate amount of $341,000 (collectively with the March NLabs Notes, the “2025 NLabs Notes”).

12 - RELATED PARTY TRANSACTIONS

Lease Agreements

On March 1, 2014, Private Veea entered into a sublease agreement with NLabs Inc., an affiliate of the Company’s CEO that held approximately 26% of the Company’s outstanding capital stock at December 31, 2024, for office space for an initial term of five years. In 2018, Private Veea renewed the sublease for an additional five-year term, with all other terms and conditions of the sublease remaining the same. The renewal term expired February 28, 2024 and was subsequently extended to June 30, 2025. Rent for the office space is accrued and not paid in cash. The Company recognized rent expense of approximately $244,000 and $237,000, respectively, for the years ended December 31, 2024 and 2023, all of which is classified as general and administrative expenses, net in the Company’s consolidated statements of operations. Accrued and unpaid rent expense  included in the Company’s consolidated balance sheets were $1,713,600 and $1,468,800, respectively, as of December 31, 2024 and 2023.

In April 2017, Private Veea entered into a lease agreement with 83rd  Street LLC to lease office space for an initial term of two years. The sole member of 83rd  Street is the Salmasi 2004 Trust. At December 31, 2024, the Salmasi 2004 Trust held approximately 8% of Veea’s outstanding capital stock. Veea’s CEO is the grantor of the Salmasi 2004 Trust.  In 2018, Private Veea renewed the lease for an additional five-year term, with all other terms and conditions of the lease remaining the same. The renewal term expired February 28, 2024 and was subsequently extended to June 30, 2025. Rent for the office space is accrued and not paid in cash. The Company recognized rent expense of approximately $281,000 and $247,000, respectively, in each of the years ended December 31, 2024 and 2023, all of which is classified as general and administrative expenses, net in the Company’s consolidated statements of operations. Accrued and unpaid rent expense included in the Company’s consolidated balance sheet were $1,944,000 and $1,656,000, respectively, as of December 31, 2024 and 2023.

Related Party Debt

In 2021 and 2022, NLabs made loans to the Company evidenced by promissory notes aggregating $9,500,000 (the “Bridge Notes”). Interest on the outstanding principal amount of the Bridge Notes accrued at a rate of 10% per annum, calculated on the basis of a 365-day year. Principal and accrued interest was payable on the maturity date of the Bridge Notes. The original maturity date of the Bridge Notes was December 31, 2022, which was extended to December 31, 2023, and was subsequently extended to September 30, 2024.  The Company accounted for the extension as a modification of the Bridge Notes. Interest expense for the years ended December 31, 2024 and 2023 was $195,155 and $237,500, respectively.

In 2022 and 2023, NLabs made loans to the Company evidenced by promissory notes in the aggregate principal amount of $3,098,000 (the “Promissory Notes” and collectively with the Bridge Notes, the “Related Party Notes”). Interest on the outstanding principal amount of the Promissory Notes accrued at a rate of 10% per annum, calculated on the basis of a 365-day year. Principal and interest on the Promissory Notes was repayable upon the earlier of demand and December 31, 2023. The Promissory Notes remained outstanding as of December 31, 2023 and was subsequently extended to September 30, 2024.  Interest expense for the years ended December 31, 2024 and 2023 was $63,709 and $78,087, respectively.

At the Closing, the Related Party Notes were converted into shares of common stock at a price of $5.00 per share of common stock, which shares were not considered Private Veea Shares and were in addition to the shares of common stock issued to holders of Private Veea Shares. See Note 4 “Recapitalization” for further information regarding the conversion of the Related Party Notes.

In March and April 2025, the Company’s CEO and NLabs made loans to the Company in the aggregate amount of $826,000. Interest on the loan accrues at a rate of 10% per annum, calculated on the basis of a 365-day year. Principal and accrued interest is payable on the earlier of demand or June 30, 2025.